Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Chargebacks	$ 217,402	$ 118,014
Returns and allowances	174,940	104,699
Rebates	497,362	336,084
Other sales deductions	25,380	12,897
Other	234,461	146,999
Accrued expenses, Total	$ 1,149,545	$ 718,693